John Hancock Disciplined Value International Fund Average Annual Total Returns - Class A C I R2 R4 R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	32.88%	10.88%	7.33%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	30.28%	9.38%	6.39%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	21.17%	8.45%	5.81%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	37.94%	11.20%	7.11%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	40.21%	12.31%	8.19%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	39.76%	11.88%	7.77%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	40.08%	12.14%	8.04%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	40.39%	12.43%	8.30%